Risk (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Company's Exposure to Foreign Currency Risk	The Company’s exposure to foreign currency risk as of December 31, 2018 and December 31, 2017, was as follows:

	2018	2017
Cash and cash equivalents (Note 5)	3,615	—

Summary of Sensitivity Analysis for the Cash and Cash Equivalents With Subject to Foreign Exchange Rate

The table below set forth the sensitivity analysis as of December 31, 2018, for the amount of cash and cash equivalents denominated in U.S. dollar of US$ 933 thousand:

	Base scenario	Scenario I	Scenario II
	Exchange rate: R$ 3.8742	Exchange rate: R$ 4.2616	Exchange rate: R$ 3.4867
Finance income (costs)	—	R$ 362	R$ (362)

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
As of December 31, 2018
Trade payables	—	14,845	—	—	—	14,845
Financial instruments from acquisition of interests	—	13	38	25,046	—	25,097
Accounts payable to selling shareholders	—	—	830	180,551	—	181,381

	—	14,858	868	205,597	—	221,323

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
As of December 31, 2017
Trade payables	42	3,870	6	—	—	3,918
Financial instruments from acquisition of interests	—	—	1,784	11,853	—	13,637
Accounts payable to selling shareholders	—	—	14,936	43,067	—	58,003

	42	3,870	16,726	54,920	—	75,558

Summary of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

	January 1, 2017	Cash flows	Other	December 31, 2017	Cash flows	Other	December 31, 2018
Dividends payable	17,843	(75,053)	67,721	10,511	(85,000)	82,266	—

Total	17,843	(75,053)	67,721	10,511	(85,000)	82,266	—

Interest rate risk [member]
Statement [LineItems]
Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes

The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

	Exposure	+10%	-10%
Cash, bank deposits and cash equivalents	8,686	56	(56)
Financial investments	810,812	5,205	(5,205)